                JANUS RETIREMENT ADVANTAGE  TABLE OF CONTENTS

WRL SERIES ANNUITY ACCOUNT B
  Statements of Operations                                                 1
  Statements of Assets, Liabilities and Equity Accounts                    1
  Statements of Changes in Equity Accounts                                 2
  Selected Per Unit Data and Ratios                                        2
  Notes to Financial Statements                                            4
  Report of Independent Accountants                                        5
JANUS ASPEN SERIES
  Portfolio Managers' Commentary
    Growth Portfolio                                                       7
    Aggressive Growth Portfolio                                            8
    International Growth Portfolio                                         9
    Worldwide Growth Portfolio                                            10
    Balanced Portfolio                                                    11
    Flexible Income Portfolio                                             12
    Short-Term Bond Portfolio                                             13
    Money Market Portfolio                                                14
  Schedules of Investments
    Growth Portfolio                                                      15
    Aggressive Growth Portfolio                                           17
    International Growth Portfolio                                        18
    Worldwide Growth Portfolio                                            20
    Balanced Portfolio                                                    23
    Flexible Income Portfolio                                             25
    Short-Term Bond Portfolio                                             27
    Money Market Portfolio                                                28
  Notes to Schedules of Investments                                       28
  Forward Foreign Currency Contracts                                      29
  Statements of Assets and Liabilities                                    30
  Statements of Operations                                                31
  Statements of Changes in Net Assets                                     32
  Financial Highlights                                                    34
  Notes to Financial Statements                                           34
  Report of Independent Accountants                                       39

           JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


Statements of Operations

                                                            Inter-      World-
                                               Aggressive  national      wide                  Flexible   Short-Term    Money
For the year or period ended         Growth      Growth     Growth      Growth     Balanced     Income       Bond       Market
December 31, 1995                 Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account(1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                         $  214,035  $  149,299   $  2,670   $   41,948    $ 52,858    $109,445    $ 78,573     $54,761
Capital Gains                             --         488         --        1,227          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Mortality and expense risk charges    62,059      68,615     11,789       69,145      23,253      14,589      13,482       8,998
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)         151,976      81,172     (9,119)     (25,970)     29,605      94,856      65,091      45,763
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
     GAIN/(LOSS) ON INVESTMENTS:
     Net realized gain/(loss) from
      securities transactions        312,599   1,007,159    249,575      308,438      57,563     106,996      35,589          --
     Unrealized appreciation/
      (depreciation)               1,398,652     992,844     85,351    1,682,590     500,276     153,913      34,279          --
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS     1,711,251   2,000,003    334,926    1,991,028     557,839     260,909      69,868          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in
    net assets resulting
     from operations              $1,863,227  $2,081,175   $325,807   $1,965,058    $587,444    $355,765    $134,959     $45,763
====================================================================================================================================

(1) Period May 1, 1995 (inception) to December 31, 1995



           JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


Statements of Assets, Liabilities and Equity Accounts

                                                    Inter-       World-
                                    Aggressive     national       wide                      Flexible     Short-Term      Money
As of                   Growth        Growth        Growth       Growth       Balanced       Income         Bond         Market
December 31, 1995    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Shares              749,633.559   680,235.988   133,181.777   724,478.500   248,660.597   219,250.094   120,878.640  1,735,296.510
====================================================================================================================================
 Investments
  at cost           $  8,691,048  $ 10,083,137    $1,517,633  $  9,483,173  $  2,796,251  $  2,317,304  $  1,213,464  $   1,735,296
====================================================================================================================================
 Investments at
   net asset value  $ 10,082,571  $ 11,618,430    $1,591,522  $ 11,091,766  $  3,240,047  $  2,435,868  $  1,212,413  $   1,735,296
Accrued transfers
  from/(to)
  depositor - net         42,747        62,931         4,086         7,431        42,679            --            --        (10,074)
------------------------------------------------------------------------------------------------------------------------------------
Total Assets          10,125,318    11,681,361     1,595,608    11,099,197     3,282,726     2,435,868     1,212,413      1,725,222
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:                  --            --            --            --            --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets    $ 10,125,318  $ 11,681,361  $  1,595,608  $ 11,099,197  $  3,282,726  $  2,435,868  $  1,212,413  $   1,725,222
====================================================================================================================================
EQUITY ACCOUNTS:
Policyowners' equity:
  Units             743,709.9093  678,536.2368  132,702.4346  732,814.0239  247,388.1409  200,343.8513  111,109.6535   164,953.0656
====================================================================================================================================
  Unit Value        $  13.612776  $  17.212994  $  11.801621  $  15.143928  $  13.264176  $  12.152373  $  10.902046   $  10.302721
====================================================================================================================================
  Value             $ 10,123,957  $ 11,679,640  $  1,566,104  $ 11,097,683  $  3,281,400  $  2,434,653  $  1,211,323   $  1,699,465
------------------------------------------------------------------------------------------------------------------------------------
Depositor's equity:
  Units                  100.000       100.000     2,500.000       100.000       100.000       100.000       100.000      2,500.000
====================================================================================================================================
  Unit Value        $  13.612776  $  17.212994  $  11.801621  $  15.143928  $  13.264176  $  12.152373  $  10.902046   $  10.302721
====================================================================================================================================
  Value                    1,361         1,721        29,504         1,514         1,326         1,215         1,090         25,757
------------------------------------------------------------------------------------------------------------------------------------
Total Equity        $ 10,125,318  $ 11,681,361  $  1,595,608  $ 11,099,197  $  3,282,726  $  2,435,868  $  1,212,413   $  1,725,222
====================================================================================================================================

See Notes to Financial Statements

         Janus Retirement Advantage  December 31, 1995  Annual Report          1

           JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


Statements of Changes in Equity Accounts

For the years or periods ended                                 Growth                 Aggressive Growth        International Growth
December 31, 1995 and December 31, 1994                      Sub-Account                  Sub-Account              Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
                                                         1995           1994           1995        1994          1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income/(loss)                        $   151,976   $   (10,681)   $    81,172   $   15,098   $   (9,119)   $ (2,755)
Net gain/(loss) on investments                        1,711,251        (6,662)     2,000,003      560,930      334,926     (11,755)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in equity
 accounts resulting from operations                   1,863,227       (17,343)     2,081,175      576,028      325,807     (14,510)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY TRANSACTIONS:
Proceeds from units sold:
  Net payments                                        3,802,593     4,796,414      5,063,374    4,270,619      375,984     901,004
Less cost of units redeemed:
  Surrender benefits                                    298,389        22,219        291,278       19,738       10,046       7,631
------------------------------------------------------------------------------------------------------------------------------------
Increase from equity transactions                     3,504,204     4,774,195      4,772,096    4,250,881      365,938     893,373
------------------------------------------------------------------------------------------------------------------------------------
Net increase in equity accounts                       5,367,431     4,756,852      6,853,271    4,826,909      691,745     878,863
Depositor's equity contribution                              --            --             --           --           --      25,000
EQUITY ACCOUNTS:
Beginning of period                                   4,757,987         1,035      4,828,090        1,181      903,863          --
------------------------------------------------------------------------------------------------------------------------------------
End of period                                       $10,125,318    $4,757,887    $11,681,361   $4,828,090   $1,595,608    $903,863
====================================================================================================================================

(1) Period May 2, 1994 (inception) to December 31, 1994
(2) Period May 2, 1995 (inception) to December 31, 1995



           JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


Selected Per Unit Data and Ratios*

                                                              Growth                 Aggressive Growth        International Growth
For each year or period ended December 31,                  Sub-Account                  Sub-Account              Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
                                                 1995        1994  1993(1)        1995        1994  1993(1)       1995    1994(2)
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE,
 BEGINNING OF PERIOD                       $     10.55  $    10.35  $10.00  $     13.62  $    11.81  $10.00  $     9.66  $  10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                     .26        (.04)    .03          .15         .08     .01        (.06)     (.05)
  Net realized and unrealized
   gain/(loss) on investments                     2.80         .24     .32         3.44        1.73    1.80        2.20      (.29)
------------------------------------------------------------------------------------------------------------------------------------
  Total income/(loss) from operations             3.06         .20     .35         3.59        1.81    1.81        2.14      (.34)
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE, END OF PERIOD     $     13.61  $    10.55  $10.35  $     17.21  $    13.62  $11.81  $    11.80  $   9.66
====================================================================================================================================
  Total return**                                 29.07%       1.90%   3.50%       26.41%      15.35%  18.05%      22.11%    (3.35%)
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period              $10,125,318  $4,757,887  $1,035  $11,681,361  $4,828,090  $1,181  $1,595,608  $903,863
   Ratio of net investment income/(loss)
    to average net assets**                       2.08%      (0.35%)  0.29%        1.00%       0.63%   0.05%      (0.66%)   (0.59%)
====================================================================================================================================

*The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.
**Not annualized for periods of less than 1 full year.
(1) Period September 13, 1993 (inception) to December 31, 1993
(2) Period May 2, 1994 (inception) to December 31, 1994
(3) Period May 1, 1995 (inception) to December 31, 1995

See Notes to Financial Statements


2        Janus Retirement Advantage  December 31, 1995  Annual Report

                Worldwide Growth                Balanced               Flexible Income            Short-Term Bond      Money Market
                  Sub-Account                 Sub-Account                Sub-Account                 Sub-Account        Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
             1995           1994           1995          1994          1995         1994          1995         1994        1995(2)
------------------------------------------------------------------------------------------------------------------------------------

       $   (25,970)    $  (35,925)    $   29,605    $    6,885    $   94,856    $  27,931    $   65,091    $   47,221    $   45,763
         1,991,028        (81,417)       557,839       (59,629)      260,909      (46,022)       69,868       (37,639)           --
------------------------------------------------------------------------------------------------------------------------------------

         1,965,058       (117,342)       587,444       (52,744)      355,765      (18,091)      134,959         9,582        45,763
------------------------------------------------------------------------------------------------------------------------------------


         2,622,007      6,896,375        728,290     2,222,639     1,200,811    1,189,132      (140,677)    2,484,743     1,698,398

           225,540         42,552        195,419         8,556        13,433      279,323     1,218,839        58,358        43,939
------------------------------------------------------------------------------------------------------------------------------------
         2,396,467      6,853,823        532,871     2,214,083     1,187,378      909,809    (1,359,516)    2,426,385     1,654,459
------------------------------------------------------------------------------------------------------------------------------------
         4,361,525      6,736,481      1,120,315     2,161,339     1,543,143      891,718    (1,224,557)    2,435,967     1,700,222
                --             --             --            --            --           --            --            --        25,000

         6,737,672          1,191      2,162,411         1,072       892,725        1,007     2,436,970         1,003            --
------------------------------------------------------------------------------------------------------------------------------------
       $11,099,197     $6,737,672     $3,282,726    $2,162,411    $2,435,868    $ 892,725    $1,212,413    $2,436,970    $1,725,222
====================================================================================================================================










             Worldwide Growth                 Balanced                 Flexible Income             Short-Term Bond      Money Market
                Sub-Account                  Sub-Account                 Sub-Account                  Sub-Account       Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
       1995        1994  1993(1)     1995        1994    1993(1)    1995      1994   1993(1)     1995      1994   1993(1)    1995(2)
------------------------------------------------------------------------------------------------------------------------------------
$     11.99  $     11.91 $10.00  $    10.72  $    10.72  $10.00 $     9.90 $  10.07  $10.00 $    10.04 $    10.03 $10.00 $    10.00
------------------------------------------------------------------------------------------------------------------------------------

       (.04)       (.10)    .02         .13         .05     .08        .57      .41     .10        .40        .50    .10        .30

       3.19         .18    1.89        2.41        (.05)    .64       1.68     (.58)   (.03)       .46       (.49)  (.07)        --
------------------------------------------------------------------------------------------------------------------------------------
       3.15         .08    1.91        2.54          --     .72       2.25     (.17)    .07        .86        .01    .03        .30
------------------------------------------------------------------------------------------------------------------------------------
$     15.14  $    11.99  $11.91  $    13.26  $    10.72  $10.72 $    12.15 $   9.90  $10.07 $    10.90 $    10.04 $10.03 $    10.30
====================================================================================================================================
      26.29%       0.68%  19.10%      23.73%       0.00%   7.20%     22.81%   (1.74%)  0.70%      8.61%      0.08%  0.30%      3.03%
====================================================================================================================================

$11,099,197  $6,737,672  $1,191  $3,282,726  $2,162,411  $1,072 $2,435,868 $892,725  $1,007 $1,212,413 $2,436,970 $1,003 $1,725,222

      (0.32%)     (0.86%)  0.19%       1.08%       0.51%   0.79%      5.53%    4.69%   1.03%      4.11%      5.35%  1.04%      2.95%
====================================================================================================================================



         Janus Retirement Advantage  December 31, 1995  Annual Report          3

           JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The WRL Series Annuity Account B (the "Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account encompasses the Janus Retirement Advantage,(R) a tax deferred variable annuity contract issued by WRL. The Account contains eight investment options referred to as Sub-Accounts: Growth; Aggressive Growth; International Growth; Worldwide Growth; Balanced; Flexible Income; Short-Term Bond; and Money Market. Each Sub-Account invests in the corresponding Portfolio of the Janus Aspen Series Trust (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

The Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

On May 1, 1995, WRL made an initial depositor's equity contribution of $25,000 to the Money Market Sub-Account for which it received 2,500 units of the Sub-Account.

The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Account's financial statements.

VALUATION OF INVESTMENTS
The investments in the Trust's shares are stated at the closing net asset value ("NAV") per share as determined by the Trust on December 31, 1995. Investment transactions are accounted for on the trade date, using the Trust NAV per share next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

FEDERAL INCOME TAXES
The operations of the Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current law, the investment income of the Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

2. CHARGES AND DEDUCTIONS
Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

CONTRACT CHARGE
On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts. Deduction of the annual contract charge is currently waived when the account value on the anniversary is equal to or greater than $25,000.

ANNUITY SUB-ACCOUNT CHARGE
A daily charge equal to an annual rate of .85% of average daily net assets of each sub-account is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

3. DIVIDENDS AND DISTRIBUTIONS
Dividends of the Trust's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Trust portfolios are declared and reinvested semiannually, while capital gains distributions are declared and reinvested annually. Dividends and distributions of the Trust are generally paid to and reinvested by the Account the next business day after declaration.

4. OTHER MATTERS
As of December 31, 1995 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

           Sub-Account:
           Growth                      $1,391,523
           Aggressive Growth            1,535,293
           International Growth            73,889
           Worldwide Growth             1,608,593
           Balanced                       443,796
           Flexible Income                118,564
           Short-Term Bond                 (1,051)
           Money Market                       N/A





4        Janus Retirement Advantage  December 31, 1995  Annual Report

                      REPORT OF INDEPENDENT ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO AND CONTRACT OWNERS OF THE JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of the Growth, Aggressive Growth, Worldwide Growth, International Growth, Balanced, Flexible Income, Short-Term Bond and Money Market sub-accounts of the WRL Series Annuity Account B (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Account") at December 31, 1995, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1996




         Janus Retirement Advantage  December 31, 1995  Annual Report          5